10-Q Investments - Schedule of Contractual Maturity of Fixed Maturity Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost
Due in one year or less	$ 191,050	$ 254,656	$ 22,231
Due after one year through five years	221,169	122,274	90,486
Due after five years through ten years	46,896	27,145	27,263
Due after ten years	17,377	16,369	20,699
Fixed maturity securities in Amortized Cost	476,492	420,444	160,679
Total	721,782	569,013	258,014
Fair Value
Due in one year or less	190,739	254,443	22,020
Due after one year through five years	217,001	118,585	84,457
Due after five years through ten years	44,858	25,265	24,250
Due after ten years	14,943	14,160	17,158
Fixed maturity securities in Fair Value	467,541	412,453	147,885
Total fixed maturity securities	706,199	554,624	236,888
Commercial mortgage-backed securities
Amortized Cost
Mortgage backed securities in Amortized Cost	41,970	26,573	19,725
Total	41,970	26,573	19,725
Fair Value
Mortgage-backed securities in Fair Value	40,906	25,436	18,269
Total fixed maturity securities	40,906	25,436	18,268
Residential mortgage-backed securities
Amortized Cost
Mortgage backed securities in Amortized Cost	148,670	79,032	50,965
Total	148,670	79,032	50,965
Fair Value
Mortgage-backed securities in Fair Value	143,860	74,702	45,674
Total fixed maturity securities	143,860	74,702	45,674
Asset-backed securities
Amortized Cost
Mortgage backed securities in Amortized Cost	54,650	42,964	26,645
Total	54,650	42,964	26,645
Fair Value
Mortgage-backed securities in Fair Value	53,892	42,033	25,060
Total fixed maturity securities	$ 53,892	$ 42,033	$ 25,061